provisions	12 Months Ended
Dec. 31, 2025
provisions
provisions

25provisions

				Written put
		Asset		options and
		retirement	Employee-	contingent
(millions)	Note	obligations [1]	related [2]	consideration [3]	Regulatory [2]	Other [2]	Total
Balance as at January 1, 2024		$378	$219	$276	$4	$184	$1,061
Additions		40	312	14	—	254	620
Reversals		—	(7)	(106)	—	(56)	(169)
Uses		(13)	(391)	—	—	(185)	(589)
Interest effects [4]	9	(27)	—	14	—	—	(13)
Effects of foreign exchange, net [4]		—	—	17	—	—	17
Balance as at December 31, 2024		378	133	215	4	197	927
Additions		13	233	41	146	196	629
Reversals		(1)	(3)	(17)	(6)	(28)	(55)
Uses		(11)	(253)	(11)	(3)	(191)	(469)
Interest effects [4]	9	(78)	—	13	1	—	(64)
Effects of foreign exchange, net [4]		—	—	(8)	—	1	(7)
Balance as at December 31, 2025		$301	$110	$233	$142	$175	$961
Current		$15	$105	$87	$41	$52	$300
Non-current		286	5	146	101	123	661
Balance as at December 31, 2025		$301	$110	$233	$142	$175	$961

1	Additions and reversals for Asset retirement obligations are included in the Consolidated statements of financial position as Property, plant and equipment, net. Uses, to the extent that such items include a flow of cash, are included net in Cash used by investing activities in the Consolidated statements of cash flows (see Note 31(a)).
2	Additions and reversals for Employee-related, Regulatory and Other are generally included in the Consolidated statements of income and other comprehensive income as Employee benefits expense, Goods and services purchased and Goods and services purchased, respectively. Uses, to the extent that such items include a flow of cash, are generally included net in Cash provided by operating activities in the Consolidated statements of cash flows.
3	Additions and reversals for Written put options and contingent consideration are included in the Consolidated statements of financial position as Goodwill, net, and in the Consolidated statements of income and other comprehensive income as Other income, respectively. Uses, to the extent that such items include a flow of cash, are included in Cash used by investing activities in the Consolidated statements of cash flows.
4	Interest effects, excepting those arising from provision re-measurement due to change in discount rates, and Effects of foreign exchange, net, are included in the Consolidated statements of income and other comprehensive income as Financing costs.

The difference of $(92) (2024 – $(42)) between the asset retirement obligation interest effects in this table and the amount included in Note 9 is a result of the change in the discount rates applicable to the provision, with such difference included in the cost of the associated asset(s) by way of being included with (netted against) the additions detailed in Note 17 and included in the Consolidated statements of financial position as Property, plant and equipment, net.

Asset retirement obligations

We establish provisions for liabilities associated with the retirement of property, plant and equipment when these obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the associated cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the retirement dates of these assets.

Employee-related

Our employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the associated cash outflows in respect of the balance accrued as at the financial statement date is substantially short-term in nature.

Written put options and contingent consideration

In connection with certain business acquisitions, we have established provisions for written put options in respect of non-controlling interests. Some of these provisions are determined based on the net present value of estimated future earnings, requiring us to make key economic assumptions about the future. We have also established provisions for contingent consideration. We do not expect cash outflows in respect of the written put options to occur before their initial exercisability, nor do we expect cash outflows in respect of contingent consideration to occur before completion of the related earning periods; in some instances, we may settle the provision for written put options using equity instruments.

Regulatory

The regulatory regime under which we operate as a telecommunications carrier in Canada sets out, among other matters, rates, terms and conditions for the provision of telecommunications services, and in turn, we may need to record associated provisions. We cannot reasonably determine the timing of cash outflows in respect of regulatory accounts.

Other

The provisions for other include: legal claims; real estate rationalization and other non-employee-related restructuring activities; and contract termination costs and onerous contracts (including those related to business acquisitions). Except as noted below, we expect the cash outflows associated with the balance accrued as at the financial statement date to occur over an indeterminate multi-year period.

As discussed further in Note 29(a), we are involved in a number of legal claims and we are aware of certain other possible legal claims. We establish provisions for legal claims when warranted, considering legal assessments, current information, and the expected availability of recourse. We cannot reasonably determine the timing of cash outflows in respect of legal claims.

In connection with business acquisitions, we have established provisions for contract termination costs and onerous contracts acquired.